EMPLOYEE BENEFITS (Tables)	12 Months Ended
Dec. 31, 2022
Employee Benefits
Schedule of actuarial employee benefit assets and liabilities

				Consolidated
	12/31/2022	12/31/2021	12/31/2022	12/31/2021
	Actuarial asset		Actuarial liabilities
Benefits of pension plans	(35,477)	(59,111)
Post-employment healthcare benefits			537,290	584,288
	(35,477)	(59,111)	537,290	584,288

Schedule of reconciliation of employee benefits' assets and liabilities

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Present value of defined benefit obligation	3,110,848	3,151,609	3,645,822
Fair value of plan assets	(3,572,869)	(3,584,244)	(3,766,194)
Surplus	(462,021)	(432,635)	(120,372)
Restriction to actuarial assets due to recovery limitation	426,544	373,524	186,099
Liabilities (Assets), net	(35,477)	(59,111)	65,727

Schedule of defined benefit obligation

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Present value of obligations at the beginning of the year	3,151,609	3,645,822	3,581,460
Consolidation of CSN Cimentos Brasil	67,640
Cost of service	1,225	1,253	968
Interest cost	324,041	231,009	236,551
Participant contributions made in the year	1,382	1,398	1,998
Benefits paid	(310,471)	(283,393)	(278,960)
Actuarial loss/(gain)	(124,578)	(444,480)	103,805
Present value of obligations at the end of the year	3,110,848	3,151,609	3,645,822

Schedule of changes in fair value of the plan assets

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Fair value of plan assets at the beginning of the year	(3,584,244)	(3,766,193)	(3,894,488)
Consolidation of CSN Cimentos Brasil	(63,292)
Interest income	(369,488)	(238,534)	(257,946)
Benefits Paid	310,471	283,393	278,960
Participant contributions made in the year	(1,382)	(1,398)	(1,998)
Employer contributions made in the year	(144)
Return on plan assets (less interest income)	135,210	138,488	109,279
Fair value of plan assets at the end of the year	(3,572,869)	(3,584,244)	(3,766,193)

Schedule of employee benefits recognized in the income statement

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Cost of current service	1,225	1,253	968
Interest cost	324,041	231,009	236,551
Expected return on plan assets	(369,488)	(238,534)	(257,946)
Interest on the asset ceiling effect	39,416	11,985	21,737
Total costs / (income), net	(4,806)	5,713	1,310

Schedule of actuarial gains and losses

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Actuarial losses and (gains)	(124,578)	(444,480)	103,805
Return on plan assets (less interest income)	135,210	138,488	109,279
Change in the asset’s limit (excluding interest income)	13,604	175,440	(154,741)
Total cost of actuarial losses and (gains)	24,236	(130,552)	58,343

Schedule of breakdown of actuarial gains or losses

			Consolidated
	12/31/2022	12/31/2021	12/31/2020
Loss due to change in demographic assumptions			67,930
Loss due to change in financial assumptions	(204,485)	(647,564)	(30,454)
Loss due to experience adjustments	79,907	203,084	66,329
Return on plan assets (less interest income)	135,210	138,489	109,279
Change in the asset’s limit (excluding interest income)	13,604	175,440	(154,741)
Actuarial losses and (gains)	24,236	(130,551)	58,343

Schedule of actuarial assumptions used

	12/31/2022	12/31/2021
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Nominal discount rate	Plan 35%: 6.10% Supplementation : 6.10% Mauá Prev: 6.10%	Millennium Plan: 6,95% Plan 35%: 6,24% Supplementation: 6,44%
Inflation rate	5.31%	5.03%
Nominal salary increase rate	1.00%	6.08%
Nominal benefit increase rate	5.31%	5.03%
Rate of return on investments	Millennium Plan: 6.14% Plan 35%: 6.10% Supplementation : 6.10% Mauá Prev: 6.10%	Millennium Plan: 10.71% Plan 35%: 10.53% Supplementation : 10.54%
General mortality table	Millennium Plan: AT-2012 segregated by gender Plans 35% : AT-2000 Male, aggravated by 15% Supplementation: AT-2000 segregated by gender, aggravated by 10% Mauá Prev: AT-2000 segregated by gender	Millennium Plan: AT-2012 segregated by gender Plans 35% : AT-2000 Male, aggravated by 15% Supplementation: AT-2000 segregated by gender, aggravated by 10%
Disability table	Supplementation: Not applied Millennium Plan: Prudential (Ferr Apos) unaggravated by 10% Mauá Prev: Mercer Disability	Supplementation: Not applied Millennium Plan: Prudential - 10%
Disability mortality table	Millennium Plan: AT 71 Plans 35%: MI-2006 - 10% M&F Supplementation: Winklevoss - 10% Mauá Prev: IAPB-57	Millennium Plan: AT 71 Plans 35%: MI-2006 - 10% M&F Supplementation: Winklevoss - 10%
Turnover table	Millennium Plan 5% per year Null for 35% Plans and Supplementation Maua Prev: up to 10 minimum wages 20%, up to 20 minimum wages 15% and above 20 minimum wages 10%	Millennium Plan 5% per year Null for 35% Plans and Supplementation
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband

Schedule of average life expectancy

	Plan covering 35% of the average salary		Average salary supplementation plan		Mixed supplementary benefit plan (Milênio Plan)		Plan ACT - Mauá Prev
Longevity at age of 65 for current participants	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022	12/31/2021	12/31/2022
Male	18.38	18.38	18.75	18.75	21.47	21.47	22.17
Female	18.38	18.38	21.41	21.41	23.34	23.34	19.55

Longevity at age of 40 for current participants
Male	40.15	40.15	40.60	40.60	44.07	44.07	40.15
Female	40.15	40.15	44.41	44.41	46.28	46.28	45.30

Schedule of allocation of plan assets

		12/31/2022		12/31/2021		12/31/2020
Variable income	193,948	5.43%	195,032	5.44%	54,285	1.44%
Fixed income	3,106,206	86.94%	3,127,736	87.26%	3,438,735	91.31%
Real estate	207,223	5.80%	190,474	5.31%	182,145	4.84%
Others	65,492	1.83%	71,001	1.98%	91,028	2.42%
Total	3,572,869	100.00%	3,584,243	100.00%	3,766,193	100.00%

Schedule of sensitivity analysis

	Consolidated Effect of Plans
Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	(13,628)	14,646
Effect on present value of obligations	(116,302)	124,915

Assumption: Salary growth
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	116	(108)
Effect on present value of obligations	1,148	(1,081)

Assumption: Benefit adjustment
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	1,728	(1,728)
Effect on present value of obligations	14,713	(14,713)

Assumption: Mortality table
Sensitivity level	+1 ano	- 1 ano
Effect on current service cost and on interest on actuarial obligations	8,572	(8,681)
Effect on present value of obligations	72,993	(73,913)

Schedule of forecast benefit payments of the defined benefit plans

Forecast payments	2022
Year 1	331,781
Year 2	309,844
Year 3	301,196
Year 4	293,367
Year 5	284,533
Next 5 years	1,286,222
Total forecast payments	2,806,943

Schedule of post-employment health care plan amounts

	12/31/2022	12/31/2021	12/31/2020
Present value of obligations	537,290	584,288	678,880
Liabilities	537,290	584,288	678,880

Schedule of reconciliation of the healthcare liabilities

	12/31/2022	12/31/2021	12/31/2020
Actuarial liability at the beginning of the year	584,288	678,880	892,396
Expenses recognized in income for the year	57,926	42,355	57,731
Sponsor’s contributions transferred in prior year	(62,213)	(73,324)	(81,340)
Recognition of actuarial loss/(gain)	(42,711)	(63,623)	(189,907)
Actuarial liability at the end of the year	537,290	584,288	678,880

Schedule of actuarial gains and losses recognized in shareholders' equity

	12/31/2022	12/31/2021	12/31/2020
Actuarial gain (loss) on obligation	(42,711)	(63,623)	(189,907)
Gain/(loss) recognized in shareholders' equity	(42,711)	(63,623)	(189,907)

Schedule of weighted average life expectancy

	12/31/2022	12/31/2021	12/31/2020
Longevity at age of 65 for current participants
Male	20.24	20.24	20.24
Female	20.24	20.24	20.24

Longevity at age of 40 for current participants
Male	42.74	42.74	42.74
Female	42.74	42.74	42.74

Schedule of actuarial assumptions used for calculating postemployment healthcare benefits

	12/31/2022	12/31/2021
Biometric and Demographic
General mortality table	AT 2000 segregated by gender 20%	AT 2000 segregated by gender 20%
Financial
Actuarial nominal discount rate	6.10%	10.55%
Inflation	5.31%	5.03%
Real increase in medical costs based on age (Aging Factor)	0,5% - 3,00% real a.a.	0,5% - 3,00% real a.a.
Nominal increase medical costs growth rate	4.10%	4.10%
Average medical cost (Claim cost)	1,084.14	1,011.42

Schedule of quantitative sensitivity analysis for significant assumptions

		12/31/2022
	Healthcare Plan
	Assumption: Discount rate
Sensitivity level	0.5%	-0.5%
Effect on current service cost and on interest on actuarial obligations	489	(529)
Effect on present value of obligations	(17,379)	18,672

	Assumption: Medical Inflation
Sensitivity level	1.0%	-1.0%
Effect on current service cost and on interest on actuarial obligations	4,923	(4,334)
Effect on present value of obligations	41,959	(36,932)

		Assumption: Mortality Table
Sensitivity level	+1 ano	- 1 ano
Effect on current service cost and on interest on actuarial obligations	3,755	(3,556)
Effect on present value of obligations	32,004	(30,305)

Schedule of forecast benefit payments of the postemployment healthcare plans

Forecast benefit payments	12/31/2022
Year 1	67,596
Year 2	64,264
Year 3	60,913
Year 4	57,523
Year 5	54,116
Next 5 years	220,269
Total forecast payments	524,681